Pension and other postretirement benefits (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Pension and other postretirement benefits [Abstract]
Pension and other postretirement benefits	Pension and other postretirement benefits
The Company sponsors defined benefit pension plans, other postretirement benefit plans and defined contribution plans in which only employees, retirees and former employees of the Company participate. The Company’s employees also participate in certain union-sponsored multiemployer pension plans to which the Company contributes along with other employers. The majority of the defined benefit pension plans are closed to new entrants and frozen to future accruals. The Company presents the service cost component of Net periodic pension benefit cost within Cost of revenues and Selling, general and administrative expenses on the unaudited condensed consolidated statements of operations. The other components of Net periodic pension benefit cost are reported within Other non-operating income, net on the unaudited condensed consolidated statements of operations.
In connection with the completion of the Spin-off, effective June 1, 2025 and June 20, 2025, Parent transferred to the Company certain Swiss employees who historically operated within specific corporate functions of Parent. The impact was a transfer of total pension plan assets of $55 million and total pension plan obligations of $53 million associated with these Swiss employees. The incremental costs related to the pension plan transfer were immaterial to these unaudited condensed consolidated financial statements. These employees were covered under the Holcim Pension Fund (“HPF”) and Holcim Supplementary Pension Fund (“HSPF”), which are pension plans sponsored by Parent. The funded status associated with these employees under the HPF and HSPF was not reflected on the combined balance sheet as of December 31, 2024. Following the completion of the Spin-off, the accumulated asset balances associated with these employees will remain in the HPF and HSPF under an affiliation agreement. However, under Swiss law, any employees transferred must transfer their accumulated asset balances to their new employer, and the new employer becomes responsible for the pension obligations associated with the accumulated asset balances. The incremental net pension plan assets are reported within Other noncurrent assets on the condensed consolidated balance sheet as of September 30, 2025.
Defined benefit pension plans
The following table summarizes, with respect to defined benefit pension plans, the components of Net periodic pension benefit cost:

	For the three months ended September 30,
	Defined Benefit Pension Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$2	$—
Interest cost	1	1	3	9
Expected return on assets	—	—	(3)	(8)
Amortization of actuarial gain	(1)	—	—	—
Settlement loss	—	—	—	12
Net periodic pension benefit cost	$—	$1	$2	$13

	For the nine months ended September 30,
	Defined Benefit Pension Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$3	$2
Interest cost	3	3	8	25
Expected return on assets	—	—	(8)	(24)
Amortization of actuarial gain	(1)	—	—	—
Settlement loss	—	—	—	12
Net periodic pension benefit cost	$2	$3	$3	$15

Other postretirement benefit plans
The following table summarizes, with respect to other postretirement benefit plans, the components of Net periodic pension benefit cost:

	For the three months ended September 30,
	Other Postretirement Benefit Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$1	$1
Interest cost	—	1	—	1
Amortization of actuarial gain	—	(1)	—	(1)
Net periodic pension benefit cost	$—	$—	$1	$1

	For the nine months ended September 30,
	Other Postretirement Benefit Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$1	$1
Interest cost	2	2	2	3
Amortization of actuarial gain	(2)	(2)	—	(1)
Net periodic pension benefit cost	$—	$—	$3	$3

Defined contribution plans
In addition to the defined benefit pension plans and other postretirement benefit plans, the Company sponsors various defined contribution plans for U.S. and Canadian employees. Expense recognized with the defined contribution plans totaled $21 million and $20 million for the three months ended September 30, 2025 and 2024, respectively, and $69 million and $63 million for the nine months ended September 30, 2025 and 2024, respectively, and is included within Cost of revenues and Selling, general and administrative expenses on the unaudited condensed consolidated statements of operations.
Union-sponsored multiemployer pension plans
The Company participates in and contributes to various union-sponsored multiemployer pension plans for U.S. and Canadian employees. The risks of participating in multiemployer pension plans differ from single employer plans as follows:
•	Assets contributed to a multiemployer pension plan by one employer may be used to provide benefits to employees of other participating employers;
•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers; and
•
If the Company chooses to stop participating in one or more of the multiemployer pension plans to which it contributes, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

None of the union-sponsored multiemployer pension plans in which the Company participates are individually significant. Total contributions to union-sponsored multiemployer pension plans were $10 million and $9 million for the three months ended September 30, 2025 and 2024, respectively, and $27 million and $26 million for the nine months ended September 30, 2025 and 2024, respectively.

Note 15. Pension and other postretirement benefits
The Company sponsors defined benefit pension plans, other postretirement benefit plans and defined contribution plans in which only employees, retirees and former employees of the Company participate. The Company’s employees also participate in certain union-sponsored multiemployer pension plans to which the Company contributes to along with other employers.
The majority of the defined benefit pension plans are closed to new entrants and frozen to future accruals. Buy-in contracts were secured from an insurance company to reimburse various U.S. and Canadian defined benefit pension plans for the covered portion of benefits when disbursed by the plans. Consequently, there is no net ongoing cash flow to the plans for the covered portion of benefits, as the buy-in contracts fund the cost of providing the benefits.
The Company decided to terminate its main Canadian defined benefit pension plan on February 28, 2023. The Company completed a partial settlement in the third quarter of 2024 through $99 million of lump sum payments to plan participants. Full settlement of the Company’s main Canadian defined benefit pension plan occurred effective October 3, 2024 following a conversion of the buy-in contracts to buy-out contracts in conjunction with the plan termination. All liabilities related to the Company’s main Canadian defined benefit pension plan were transferred to the insurer and a settlement loss of $61 million was recognized within Other non-operating (expense) income, net on the combined statement of operations for the year ended December 31, 2024.
The Company also terminated its main U.S. defined benefit pension plan as of May 31, 2023, and effective November 13, 2023, the buy-in contracts were converted to buy-out contracts in conjunction with the plan termination. All liabilities related to the Company’s main U.S. defined benefit pension plan were transferred to the insurer, which is recognized as a settlement loss of $33 million was recognized within Other non-operating (expense) income, net on the combined statement of operations for the year ended December 31, 2023.
Defined benefit pension plans
The following table summarizes, with respect to defined benefit pension plans, the benefit obligation, fair value of plan assets, funded status, amounts recognized on the combined balance sheets and weighted-average assumptions used to determine benefit obligations:

	As of December 31,
	Defined Benefit Pension Plans
	2024		2023
(In millions, except for percentage data)	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of year	$82	$747	$735	$672
Service cost	—	2	—	2
Interest cost	4	33	38	33
Actuarial (gains) and losses	—	8	(53)	90
Benefits paid	(7)	(44)	(55)	(47)
Settlements	—	(496)	(583)	—
Curtailment (gains) and losses	—	—	—	(19)
Foreign currency rate changes	—	(35)	—	16
Benefit obligation, end of year	$79	$215	$82	$747
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	$—	$669	$650	$628
Actual return on plan assets	—	39	(22)	63
Employer contributions	7	37	10	11
Benefits paid	(7)	(44)	(55)	(47)
Settlements	—	(496)	(583)	—
Foreign currency rate changes	—	(30)	—	14
Fair value of plan assets, end of year	—	175	—	669
Funded status	$(79)	$(40)	$(82)	$(78)
Amounts recognized on the combined balance sheets:
Noncurrent assets	$—	$20	$—	$13
Current liabilities	(7)	(4)	(6)	(26)
Noncurrent liabilities	(72)	(56)	(76)	(65)
Funded status at end of year	$(79)	$(40)	$(82)	$(78)

	As of December 31,
	Defined Benefit Pension Plans
	2024		2023
(In millions, except for percentage data)	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in Accumulated other comprehensive loss:
Net actuarial (gain) loss	$(17)	$8	$(17)	$72
Total	$(17)	$8	$(17)	$72
Weighted-average assumptions used to determine benefit obligations:
Discount rate	5.5%	4.7%	4.8%	4.6%
Rate of compensation increase	N/A	2.5%	N/A	2.5%
Interest crediting rate	3.0%	N/A	3.0%	N/A

The following table summarizes, with respect to defined benefit pension plans, the components of Net periodic pension benefit cost, amounts recognized in Other comprehensive income (loss) and weighted-average assumptions used to determine Net periodic pension benefit cost:

	For the years ended December 31,
	Defined Benefit Pension Plans
	U.S.			Non-U.S.
(In millions, except for percentage data)	2024	2023	2022	2024	2023	2022
Components of Net periodic pension benefit cost:
Service cost	$—	$—	$—	$2	$2	$4
Interest cost	4	38	29	33	33	27
Expected return on assets	—	(34)	(32)	(31)	(32)	(28)
Amortization of actuarial (gain) loss	(1)	—	—	—	—	1
Settlement (gain) loss	—	33	—	61	—	—
Net periodic pension benefit cost	$3	$37	$(3)	$65	$3	$4
Changes in plan assets and benefit obligations recognized in Other comprehensive (income) loss:
Net actuarial (gain) loss	$(1)	$3	$8	$—	$40	$(33)
Amortization of actuarial (gain) loss	1	(33)	—	(61)	—	(1)
Foreign currency rate changes	—	—	—	(3)	1	(3)
Total recognized in Other comprehensive (income) loss	$—	$(30)	$8	$(64)	$41	$(37)
Total recognized in Net periodic pension benefit cost and Other comprehensive (income) loss	$3	$7	$5	$1	$44	$(33)
Weighted-average assumptions used to determine Net periodic pension benefit cost:
Discount rate	4.8%	5.9%	2.9%	4.6%	5.0%	2.9%
Rate of compensation increase	N/A	N/A	N/A	2.5%	2.5%	2.5%
Expected long-term rate of return on plan assets	N/A	5.9%	3.5%	4.9%	5.2%	3.3%
Interest crediting rate	3.0%	3.0%	3.0%	N/A	N/A	N/A

The defined benefit pension plans for which the accumulated benefit obligation or projected benefit obligation exceeds the fair value of the respective plan assets were as follows:

	As of December 31,
	2024		2023
(In millions)	U.S.	Non-U.S.	U.S.	Non-U.S.
Defined benefit pension plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$79	$60	$82	$582
Fair value of plan assets	$—	$—	$—	$491

	As of December 31,
	2024		2023
(In millions)	U.S.	Non-U.S.	U.S.	Non-U.S.
Defined benefit pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$79	$60	$82	$582
Fair value of plan assets	$—	$—	$—	$491

Other postretirement benefit plans
The following table summarizes, with respect to other postretirement benefit plans, the benefit obligation, fair value of plan assets, funded status, amounts recognized on the combined balance sheets and weighted-average assumptions used to determine benefit obligations:

	As of December 31,
	Other Postretirement Benefit Plans
	2024		2023
(In millions, except for percentage data)	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of year	$55	$75	$62	$63
Service cost	—	1	—	1
Interest cost	2	3	3	3
Actuarial (gains) and losses	(2)	—	(3)	10
Benefits paid	(6)	(5)	(7)	(4)
Foreign currency rate changes	—	(4)	—	2
Benefit obligation, end of year	$49	$70	$55	$75
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	$—	$—	$—	$—
Employer contributions	6	5	7	4
Benefits paid	(6)	(5)	(7)	(4)
Fair value of plan assets, end of year	—	—	—	—
Funded status	$(49)	$(70)	$(55)	$(75)
Amounts recognized on the combined balance sheets:
Current liabilities	(8)	(4)	(8)	(4)
Noncurrent liabilities	(41)	(66)	(47)	(71)
Funded status at end of year	$(49)	$(70)	$(55)	$(75)
Amounts recognized in Accumulated other comprehensive loss:
Net actuarial (gain) loss	$(22)	$(16)	$(22)	$(18)
Total	$(22)	$(16)	$(22)	$(18)
Weighted-average assumptions used to determine benefit obligations:
Discount rate	5.4%	4.7%	4.8%	4.7%
Rate of compensation increase	N/A	2.5%	N/A	2.5%

The following table summarizes, with respect to other postretirement benefit plans, the components of Net periodic pension benefit cost, amounts recognized in Other comprehensive income (loss), and weighted-average assumptions used to determine Net periodic pension benefit cost:

	For the years ended December 31,
	Other Postretirement Benefit Plans
	U.S.			Non-U.S.
(In millions, except for percentage data)	2024	2023	2022	2024	2023	2022
Components of Net periodic pension benefit cost:
Service cost	$—	$—	$—	$1	$1	$1
Interest cost	2	3	2	3	3	3
Amortization of actuarial (gain) loss	(2)	(2)	—	(1)	(2)	—
Net periodic pension benefit cost	$—	$1	$2	$3	$2	$4
Changes in plan assets and benefit obligations recognized in Other comprehensive (income) loss:
Net actuarial (gain) loss	$(2)	$(3)	$(14)	$—	$10	$(21)
Amortization of actuarial (gain) loss	2	2	—	1	2	—
Foreign currency rate changes	—	—	—	1	—	—
Total recognized in Other comprehensive (income) loss	$—	$(1)	$(14)	$2	$12	$(21)
Total recognized in Net periodic pension benefit cost and Other comprehensive (income) loss	$—	$—	$(12)	$5	$14	$(17)
Weighted-average assumptions used to determine Net periodic pension benefit cost:
Discount rate	4.8%	4.9%	2.4%	4.7%	5.2%	3.0%
Rate of compensation increase	N/A	N/A	N/A	2.5%	2.5%	2.5%

The assumed healthcare cost trend rates were as follows:

	As of December 31,
	U.S. Plans			Non-U.S. Plans
	2024	2023	2022	2024	2023	2022
Healthcare cost trend rate assumed for next year	7.9%	7.2%	6.4%	5.0%	4.6%	4.4%
Rate to which the cost trend rate gradually declines	4.5%	4.5%	4.5%	4.0%	4.0%	4.0%
Year the rate reaches the ultimate rate	2033	2031	2030	2040	2040	2040

The other postretirement benefit plans for which the accumulated postretirement benefit obligation exceeds the fair value of plan assets were as follows:

	As of December 31,
	2024		2023
(In millions)	U.S.	Non-U.S.	U.S.	Non-U.S.
Other postretirement benefit plans with accumulated postretirement benefit obligations in excess of plan assets:
Accumulated postretirement benefit obligation	$49	$70	$55	$75

Plan assets
The assets of the Company’s defined benefit pension plans and other postretirement benefit plans are managed by fiduciary committees in the United States and Canada, with support from third party investment consultants, for the benefit of the plan members. Consideration is given to the financial needs and circumstances of the plans, the long-term nature of the benefit obligations and time horizon available for investment, and the nature of the plans cash flows and liabilities. The investment strategy is set at the plan level, typically to maintain a diversified portfolio of assets to reduce risk with the objective of minimizing volatility and meeting future obligations and long-term cash requirements as they become due. The investment policy for each plan specifies the investment objectives, responsibilities, asset allocation guidelines, and investment monitoring requirements.
The expected long-term rate of return on plan assets is developed based on a targeted asset allocation range, considering investment community forecasts and current market conditions to develop expected returns for each of the asset classes used by the plans. These expected returns are weighted to reflect the asset allocation of each plan.
The following is a description of the methods and assumptions used to estimate the fair value of the defined benefit pension plan and other postretirement benefit plan assets:
•	Cash and cash equivalents: Cash and all highly liquid securities with original maturities of three months or less are classified as Cash and cash equivalents. These assets are classified as Level 1.
•
Equity instruments: Individual securities that are valued at the closing price or last trade reported on the major market on which they are traded are classified as Level 1. Commingled funds that are publicly traded are valued based upon market quotes and are classified as Level 1. Non-publicly traded funds that require one or more significant unobservable inputs reflecting assumptions that market participants would be expected to use in pricing the assets are classified as Level 3.

•
Debt instruments: Debt instruments are valued based on prices derived from observable inputs and are classified as Level 2. Level 2 investments may also include commingled funds that have a readily determinable fair value based on observable prices of the underlying securities.

•
Insurance contracts: Buy-in annuity contracts are valued based on the estimated surrender value of the contracts, which are classified as Level 3 of the fair value hierarchy. The fair values of the insurance contracts are determined by the insurance company’s valuation models and represent the value the Company would receive upon surrender of these policies as of the measurement date.

The Company’s target allocation ranges by asset class were as follows:

Defined Benefit Pension Plans 2024 Target allocation ranges Non-U.S. Plans(1)
Cash and cash equivalents	0-10%
Equity instruments	31-42%
Debt instruments	51-72%

(1)	There are no target asset allocations for the United States as the U.S. defined benefit pension plans have no assets as of December 31, 2024.
The Company’s asset allocations by asset class were as follows:

	Defined Benefit Pension Plans Fair Values As of December 31, 2024
	Non-U.S. Plans
(In millions)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity instruments	26	—	2	28
Debt instruments	—	52	—	52
Insurance contracts	—	—	93	93
Total	$28	$52	$95	$175

There were no other postretirement benefit plan assets as of December 31, 2024.
The Company’s asset allocations by asset class were as follows:

	Defined Benefit Pension Plans Fair Values As of December 31, 2023
	Non-U.S. Plans
(In millions)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$63	$—	$—	$63
Equity instruments	30	—	26	56
Debt instruments	—	82	—	82
Insurance contracts	—	—	468	468
Total	$93	$82	$494	$669

There were no other postretirement benefit plan assets as of December 31, 2023.
The reconciliation for Level 3 pension plan assets by asset class were as follows:

	For the year ended December 31, 2024
	Non-U.S. Plans
(In millions)	Beginning balance	Actual return on plan assets, relating to assets still held at reporting date	Purchases, sales and settlements	Change due to exchange rate changes	Ending balance
Equity instruments	$26	$—	$(24)	$—	$2
Insurance contracts	468	23	(378)	(20)	93
Total	$494	$23	$(402)	$(20)	$95

	For the year ended December 31, 2023
	U.S. Plans
(In millions)	Beginning balance	Actual return on plan assets, relating to assets still held at reporting date	Purchases, sales and settlements	Ending balance
Insurance contracts	$639	$(24)	$(615)	$—
Total	$639	$(24)	$(615)	$—

	For the year ended December 31, 2023
	Non-U.S. Plans
(In millions)	Beginning balance	Actual return on plan assets, relating to assets still held at reporting date	Purchases, sales and settlements	Change due to exchange rate changes	Ending balance
Equity instruments	$27	$(1)	$—	$—	$26
Insurance contracts	446	44	(32)	10	468
Total	$473	$43	$(32)	$10	$494

Expected future benefit payments
The following table presents the expected future benefit payments to be made over the next 10 years:

	Defined Benefit Pension Plans		Other Postretirement Benefit Plans
(In millions)	U.S.	Non-U.S.	U.S.	Non-U.S.
2025	$7	$14	$8	$4
2026	7	14	7	4
2027	7	14	7	4
2028	7	14	4	4
2029	7	14	4	4
2030-2034	30	67	16	21

The Company expects that it will contribute $7 million to the U.S. defined benefit pension plans, $7 million to the non-U.S. defined benefit pension plans, $8 million to the U.S. other postretirement benefit plans and $4 million to the non-U.S. other postretirement benefit plans during the year ending December 31, 2025.
Defined contribution plans
In addition to the defined benefit pension plans and other postretirement benefit plans, the Company sponsors various defined contribution plans for U.S. and Canadian employees. Expense recognized associated with the defined contribution plans totaled $78 million, $70 million, and $66 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is included within Cost of revenues and Selling, general and administrative expenses on the combined statements of operations.
Union-sponsored multiemployer pension plans
The Company participates in and contributes to various union-sponsored multiemployer pension plans for U.S. and Canadian employees. The risks of participating in multiemployer pension plans differ from single employer plans as follows:
•	Assets contributed to a multiemployer pension plan by one employer may be used to provide benefits to employees of other participating employers;
•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers; and
•
If the Company chooses to stop participating in one or more of the multiemployer pension plans to which it contributes, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

None of the union-sponsored multiemployer pension plans in which the Company participates are individually significant. Total contributions to union-sponsored multiemployer pension plans were $35 million, $35 million and $33 million during the years ended December 31, 2024, 2023 and 2022, respectively.